Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6: Intangible Assets

Intangibles at December 31,	2012	2011
Patents	$360,341	$328,070
Internally Developed Software	1,489,226	1,342,169
Total, at cost	$1,849,567	$1,670,239
Accumulated Amortization	(831,948)	(583,438)
Net Intangible Assets	$1,017,619	$1,086,801
Intangible Assets held at cost:
URL medicalfoods.com	1,301,000	1,301,000
Total Intangible Assets	$2,318,619	$2,387,801

Amortization over the next five years is as follows:
2013	$251,145
2014	$250,357
2015	$156,386
2016	$57,549
2017	$24,548

Amortization expense for the years ended December 31, 2012 and 2011 was $248,510 and $243,928, respectively.